CVT
Volatility Managed Moderate Growth Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.4%

Security	Shares	Value
Equity Funds — 62.6%
iShares Core S&P Mid-Cap ETF	30,000	$ 1,957,800
iShares Russell 2000 ETF	9,000	2,177,640
iShares S&P 500 Growth ETF	51,000	6,156,720
iShares S&P 500 Value ETF	25,000	5,162,750
Vanguard FTSE Developed Markets ETF(1)	107,000	6,411,440
Vanguard FTSE Emerging Markets ETF	16,000	866,880
Vanguard Real Estate ETF(1)	17,000	1,554,140
Vanguard S&P 500 ETF	17,500	10,716,650
		$35,004,020
Fixed-Income Funds — 31.8%
iShares Core U.S. Aggregate Bond ETF	84,000	$8,421,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,000	1,003,230
Vanguard Total Bond Market ETF	112,000	8,329,440
		$17,753,670
Total Exchange-Traded Funds (identified cost $33,427,644)		$52,757,690

Short-Term Investments — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	2,828,643	$ 2,828,643
Total Short-Term Investments (identified cost $2,828,643)		$ 2,828,643
Total Investments — 99.4% (identified cost $36,256,287)		$55,586,333
Other Assets, Less Liabilities — 0.6%		$ 323,216
Net Assets — 100.0%		$55,909,549

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $6,820,670 and the total market value of the collateral received by the Fund was $6,934,915, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	9	Long	12/19/25	$3,032,438	$27,666
E-mini S&P MidCap 400 Index	3	Long	12/19/25	985,860	(7,953)
MSCI EAFE Index	13	Long	12/19/25	1,810,445	5,377
					$25,090
During the fiscal year to date ended September 30, 2025, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.

CVT
Volatility Managed Moderate Growth Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,828,643, which represents 5.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,798,352	$11,884,467	$(10,854,176)	$ —	$ —	$2,828,643	$72,090	2,828,643

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$52,757,690	$ —	$ —	$52,757,690
Short-Term Investments	2,828,643	—	—	2,828,643
Total Investments	$55,586,333	$ —	$ —	$55,586,333
Futures Contracts	$33,043	$ —	$ —	$33,043
Total	$55,619,376	$ —	$ —	$55,619,376
Liability Description
Futures Contracts	$(7,953)	$ —	$ —	$(7,953)
Total	$(7,953)	$ —	$ —	$(7,953)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
2